Net debt (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Current Assets, Short and Long Term Borrowings

	Listing exchange	2018 £m	2017 £m
Current assets:
Liquid investments		84	78
Cash and cash equivalents		3,874	3,833
Cash and cash equivalents reported in Assets held for sale		485	—

		4,443	3,911

Short-term borrowings:
Commercial paper		(630)	(529)
Bank loans and overdrafts		(290)	(236)
Obligations under finance leases		(24)	(23)
Drawn bank facility		(3,500)	—
5.650% US$ US Medium Term Note 2018	New York Stock Exchange	0	(2,037)
0.625% € European Medium Term Note 2019	London Stock Exchange	(1,349)	—

		(5,793)	(2,825)

Long-term borrowings:
0.625% € European Medium Term Note 2019	London Stock Exchange	0	(1,324)
EURIBOR +0.20% € European Medium Term Note 2020	London Stock Exchange	(677)	—
0.000% € European Medium Term Note 2020	London Stock Exchange	(1,079)	(1,060)
3.125% US$ US Medium Term Note 2021	New York Stock Exchange	(980)	—
LIBOR +0.35% US$ US Medium Term Note 2021	New York Stock Exchange	(589)	—
2.850% US$ US Medium Term Note 2022	New York Stock Exchange	(1,568)	(1,474)
2.800% US$ US Medium Term Note 2023	New York Stock Exchange	(978)	(919)
3.375% US$ US Medium Term Note 2023	New York Stock Exchange	(977)	—
1.375% € European Medium Term Note 2024	London Stock Exchange	(893)	(876)
4.000% € European Medium Term Note 2025	London Stock Exchange	(670)	(659)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	(780)	—
1.000% € European Medium Term Note 2026	London Stock Exchange	(629)	(617)
1.250% € European Medium Term Note 2026	London Stock Exchange	(897)	—
3.375% £ European Medium Term Note 2027	London Stock Exchange	(593)	(593)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,372)	—
1.375% € European Medium Term Note 2029	London Stock Exchange	(447)	(439)
1.750% € European Medium Term Note 2030	London Stock Exchange	(673)	—
5.250% £ European Medium Term Note 2033	London Stock Exchange	(982)	(986)
5.375% US$ US Medium Term Note 2034	New York Stock Exchange	(390)	(368)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,143)	(2,021)
6.375% £ European Medium Term Note 2039	London Stock Exchange	(694)	(695)
5.250% £ European Medium Term Note 2042	London Stock Exchange	(986)	(989)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(386)	(363)
4.250% £ European Medium Term Note 2045	London Stock Exchange	(788)	(789)
Obligations under finance leases		(44)	(43)
Other long-term borrowings		(56)	(49)

		(20,271)	(14,264)

Net debt		(21,621)	(13,178)

Schedule of Finance Lease Obligations

Finance lease obligations

	2018	2017
	£m	£m
Rental payments due within one year	29	25
Rental payments due between one and two years	20	29
Rental payments due between two and three years	13	9
Rental payments due between three and four years	7	3
Rental payments due between four and five years	4	2
Rental payments due after five years	11	10

Total future rental payments	84	78
Future finance charges	(16)	(12)

Total finance lease obligations	68	66